Major Accounting Policies - Tax Effects of Components of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive income (loss), Before-Tax Amount:
Total other comprehensive income (loss), Before-Tax	$ 138,062	$ (100,223)	$ 78,062
Less: Other comprehensive loss attributable to noncontrolling interests, Before-Tax	(796)	(42)	(1,267)
Other comprehensive income (loss) attributable to Fluor Corporation, Before-Tax	138,858	(100,181)	79,329
Other comprehensive income (loss), Tax (Expense) Benefit:
Total other comprehensive income (loss), Tax Benefit (Expense)	(44,431)	36,287	(27,892)
Other comprehensive income (loss) attributable to Fluor Corporation, Tax Benefit (Expense)	(44,431)	36,287	(27,892)
Other comprehensive income (loss), Net-of-Tax Amount:
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	93,631	(63,936)	50,170
Less: Other comprehensive loss attributable to noncontrolling interests, Net-of-Tax	(796)	(42)	(1,267)
Other comprehensive income (loss) attributable to Fluor Corporation, Net-of-Tax	94,427	(63,894)	51,437
Foreign currency translation adjustment, including noncontrolling interests
Other comprehensive income (loss), Before-Tax Amount:
Total other comprehensive income (loss), Before-Tax	110,291	(102,707)	(166,487)
Other comprehensive income (loss), Tax (Expense) Benefit:
Total other comprehensive income (loss), Tax Benefit (Expense)	(35,867)	38,327	61,892
Other comprehensive income (loss), Net-of-Tax Amount:
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	74,424	(64,380)	(104,595)
Ownership share of equity method investees' other comprehensive income (loss), including noncontrolling interests
Other comprehensive income (loss), Before-Tax Amount:
Total other comprehensive income (loss), Before-Tax	(1,163)	8,734	(12,226)
Other comprehensive income (loss), Tax (Expense) Benefit:
Total other comprehensive income (loss), Tax Benefit (Expense)	462	(2,698)	4,713
Other comprehensive income (loss), Net-of-Tax Amount:
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	(701)	6,036	(7,513)
Defined benefit pension and postretirement plan adjustments, including noncontrolling interests
Other comprehensive income (loss), Before-Tax Amount:
Total other comprehensive income (loss), Before-Tax	22,052	(5,518)	257,414
Other comprehensive income (loss), Tax (Expense) Benefit:
Total other comprehensive income (loss), Tax Benefit (Expense)	(6,443)	381	(94,799)
Other comprehensive income (loss), Net-of-Tax Amount:
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	15,609	(5,137)	162,615
Unrealized gain (loss) on derivative contracts, including noncontrolling interests
Other comprehensive income (loss), Before-Tax Amount:
Total other comprehensive income (loss), Before-Tax	7,593	(1,064)	(302)
Other comprehensive income (loss), Tax (Expense) Benefit:
Total other comprehensive income (loss), Tax Benefit (Expense)	(2,850)	402	176
Other comprehensive income (loss), Net-of-Tax Amount:
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	4,743	(662)	(126)
Unrealized gain (loss) on available-for-sale securities, including noncontrolling interests
Other comprehensive income (loss), Before-Tax Amount:
Total other comprehensive income (loss), Before-Tax	(711)	332	(337)
Other comprehensive income (loss), Tax (Expense) Benefit:
Total other comprehensive income (loss), Tax Benefit (Expense)	267	(125)	126
Other comprehensive income (loss), Net-of-Tax Amount:
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) NET OF TAX	$ (444)	$ 207	$ (211)